Offerings - Offering: 1	Dec. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	197.37
Maximum Aggregate Offering Price	$ 1,184,220,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 181,304.09
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock (“Common Stock”) that become issuable under the Registrant’s 2021 Equity Incentive Plan, as amended (the “Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Represents an increase (after giving effect to the Registrant’s two-for-one
stock split that was effected on December 12, 2024 through an amendment to the Registrant’s Restated Certificate of Incorporation) to the number of shares of Common Stock available for future issuance under the Plan. Such increase was approved, on a pre-split
basis, by the Registrant’s stockholders at the Registrant’s 2024 annual meeting of shareholders held on December 10, 2024.

(3)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $197.37 per share, which is the average of the high and low prices of Common Stock as reported on The NASDAQ Global Select Market on December 11, 2024.